Property, plant and equipment (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment	$ 1,021,266,631	$ 917,913,428	$ 904,104,722
Land
Property, plant and equipment	3,266,096	3,215,075
Buildings
Property, plant and equipment	8,985,051	9,101,182
Machinery and equipment
Property, plant and equipment	$ 68,913	$ 76,732